Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB

Commercial Mortgage Pass Through Certificates, Series 2019-OSB

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

17 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB (the “Issuing Entity”) Commercial Mortgage Pass Through Certificates, Series 2019-OSB (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to certain information relating to the Trust Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 May 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one or more promissory notes issued by 610 Main Street North Leasehold LLC, 610 Main Street South Leasehold LLC, 700 Main Street Leasehold LLC and 610-700 Main Garage Leasehold LLC (collectively, the “Borrowers”), each a Massachusetts limited liability company, collectively evidencing a fixed rate, interest-only loan (the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and one or more other fixed rate, interest-only loans (collectively, the “Companion Loan,” together with the Trust Loan, the “Mortgage Loan”) each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity and
c.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the Borrowers’ leasehold interests in the complex known as Osborn Triangle, which consists of three office/laboratory buildings and a parking facility (each, a “Property”) located in Cambridge, Massachusetts.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loan, Mortgage Loan and Properties as of 1 June 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loan, Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Amortization Term”),
b.	Use the “Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”) and
c.	Use the “Original Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.                   Original Mortgage Loan Balance,

b.	Mortgage Loan Interest Rate
c.	Amortization Type and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Mortgage Loan Annual Debt Service and
ii.	Mortgage Loan Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan, as 1/12th of the “Mortgage Loan Annual Debt Service” of the Mortgage Loan.

Attachment A Page 4 of 5

9.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Mortgage Loan Annual Debt Service,
d.	TTM NOI (T12 Ending 3/31/2019),
e.	UW NOI,
f.	UW NCF,
g.	Appraisal Value and
h.	Net Rentable Area

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan UW NOI DSCR,
iii.	Mortgage Loan UW NCF DSCR,
iv.	Mortgage Loan TTM NOI Debt Yield,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date LTV,
viii.	Mortgage Loan Balloon LTV and
ix.	Mortgage Loan Balance PSF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,“ “Mortgage Loan UW NOI DSCR” and “Mortgage Loan UW NCF DSCR” to two decimal places and
b.	Round the “Mortgage Loan TTM NOI Debt Yield,” “Mortgage Loan UW NOI Debt Yield,” “Mortgage Loan UW NCF Debt Yield,” “Mortgage Loan Cut-off Date LTV” and “Mortgage Loan Balloon LTV” to the nearest 1/10th of one percent.

10.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Net Rentable Area

of each Property, all as shown on the Final Data File, we recomputed the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

11.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor and
d.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Total Admin Fee

of the Mortgage Loan and Trust Loan, as applicable, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	16 May 2019

Promissory Notes	16 May 2019

Cash Management Agreement	16 May 2019

Settlement Statement	16 May 2019

Non-Consolidation Opinion	16 May 2019

Servicing Tape	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	11 April 2019

Engineering Report	10 April 2019

Environmental Phase I Reports	10 April 2019

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 May 2018

Lease Agreements	Various

Lease Abstracts	Various

Schedule of Subleases	Not Dated

Property Management Agreement	16 May 2019

Pro Forma Title Policy	Not Dated

Amended and Restated Master Lease Agreements	16 May 2019

Amended and Restated Condo Master Deed	6 December 2016

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document(s)

Single Tenant	Underwritten Rent Roll
Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
TTM NOI (T12 Ending 3/31/2019)	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW Expense Total	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Servicing Tape
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
TI/LC Initial Deposit Amount	Settlement Statement
TI/LC Monthly Deposit Amount	Mortgage Loan Agreement
TI/LC Reserves Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Other Escrow Type	Mortgage Loan Agreement
Other Escrow Initial Deposit	Settlement Statement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Payment Grace Period	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Mortgage Loan Interest Rate	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
String (see Note 4)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Provisions	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 5)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management (see Note 6)	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Master Lease	Amended and Restated Master Lease Agreements
Master Lease Maturity Date	Amended and Restated Master Lease Agreements
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics for each Property, the Depositor instructed us to use “Mixed Use” and “Office/Laboratory,” respectively, as each Property has more than one property type, as shown in the appraisal report Source Documents.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the mortgage loan agreement Source Document) has been securitized.

Exhibit 2 to Attachment A

Notes: (continued)

4. (continued)

Additionally, the mortgage loan agreement Source Document contains the following defined term:

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date.

For the purpose of comparing the “String” Characteristic, the Depositor instructed us to assume that the “first Payment Date” is the payment date related to the first full interest accrual period, as shown in the mortgage loan agreement Source Document.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account, with the funding of all required escrow and reserve accounts (including debt service) derived directly from such lockbox account.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Sponsor
Guarantor
Pari Passu Note Control (Y/N)
Original In-Trust Loan Balance
Original Non-Trust Loan Balance
ARD Year
Letter of Credit
Earnout / Holdback
Existing Additional Debt
Existing Additional Debt Amount
Existing Additional Debt Description
Seismic Insurance
Seismic PML %
Future Debt Description
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.